Intangible assets, net (Schedule of Intangible assets, Net) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Intangible assets, net [Line Items]
Subtotal	¥ 776,333	¥ 798,115	$ 114,953
Less: Accumulated amortization	(60,785)	(205,848)	(29,649)
Total	715,548	592,267	85,304
Travel license [Member]
Intangible assets, net [Line Items]
Subtotal	29,206	30,490	4,391
Insurance agency license [Member]
Intangible assets, net [Line Items]
Subtotal	11,711	11,711	1,687
Total consideration to acquire insurance agency license	¥ 58,720
Amortization period	20 years
Software [Member]
Intangible assets, net [Line Items]
Subtotal	¥ 19,164	34,208	4,927
Trade names [Member]
Intangible assets, net [Line Items]
Subtotal	39,619	41,634	5,997
Business Cooperation Agreements [Member]
Intangible assets, net [Line Items]
Subtotal	660,215	660,215	95,091
Customer relationship [Member]
Intangible assets, net [Line Items]
Subtotal	13,596	13,458	1,938
Non-compete agreements [Member]
Intangible assets, net [Line Items]
Subtotal	¥ 2,822	¥ 6,399	$ 922